Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll payable		$ 101,018	$ 268,159
Other payables	[1]	90,080	465,030
Total accrued expenses and other current liabilities		$ 191,098	$ 733,189

[1]	The balance mainly consisted of reimbursement payables to employees and service fee payables to third party suppliers.